OTHER COMPREHENSIVE LOSS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
OTHER COMPREHENSIVE INCOME (LOSS)
OTHER COMPREHENSIVE LOSS

NOTE 13. OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) consisted of the following:

		Pension and other	Other
	Foreign	postretirement	comprehensive		Amounts
	currency	benefits	income of		attributable to	Amounts
	translation	adjustments,	unconsolidated		noncontrolling	attributable to
(Dollars in millions)	adjustment(a)	net of tax(b)	affiliates	Total	interests	Venator
Beginning balance, January 1, 2017	$(112)	$(306)	$(5)	$(423)	$—	$(423)
Adjustments related to other entities under common control	5	24	—	29	—	29
Tax expense	—	(3)	—	(3)	—	(3)
Other comprehensive income before reclassifications	68	3	—	71	—	71
Tax benefit	2	1	—	3	—	3
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	11	—	11	—	11
Tax expense	—	—	—	—	—	—
Net current-period other comprehensive income	75	36	—	111	—	111
Ending balance, September 30, 2017	$(37)	$(270)	$(5)	$(312)	$—	$(312)

		Pension and other	Other
	Foreign	postretirement	comprehensive		Amounts
	currency	benefits	income of		attributable to	Amounts
	translation	adjustments,	unconsolidated		noncontrolling	attributable to
(Dollars in millions)	adjustment(d)	net of tax(e)	affiliates	Total	interests	Venator
Beginning balance, January 1, 2016	$(144)	$(252)	$(5)	$(401)	$—	$(401)
Adjustments related to other entities under common control	2	1	—	3	—	3
Tax expense	—	—	—	—	—	—
Other comprehensive (loss) income before reclassifications	(92)	7	—	(85)	—	(85)
Tax expense	(1)	(1)	—	(2)	—	(2)
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	8	—	8	—	8
Tax benefit	—	1	—	1	—	1
Net current-period other comprehensive (loss) income	(91)	16	—	(75)	—	(75)
Ending balance, September 30, 2016	$(235)	$(236)	$(5)	$(476)	$—	$(476)
(a)	Amounts are net of tax of $2 million and nil as of September 30, 2017 and January 1, 2017, respectively.
(b)	Amounts are net of tax of $54 million and $56 million as of September 30, 2017 and January 1, 2017, respectively.
(c)	See table below for details about the amounts reclassified from accumulated other comprehensive loss.
(d)	Amounts include a tax benefit of $1 million and nil as of September 30, 2016 and January 1, 2016, respectively.
(e)	Amounts are net of tax of $60 million at September 30, 2016 and January 1, 2016, each.

	Three months ended		Nine months ended
	September 30,		September 30,		Affected line item in the statement
(Dollars in millions)	2017	2016	2017	2016	where net income is presented
Details about Accumulated Other Comprehensive Loss Components(a):
Amortization of pension and other postretirement benefits:
Actuarial loss	$5	$3	$13	$8	(b)
Prior service credit	(1)	—	(2)	—	(b)
Total amortization	4	3	11	8	Total before tax
Income tax benefit	—	—	—	1	Income tax (expense) benefit
Total reclassifications for the period	$4	$3	$11	$9	Net of tax
(a)	Pension and other postretirement benefit amounts in parentheses indicate credits on our consolidated statements of operations.
(b)	These accumulated other comprehensive loss components are included in the computation of net periodic pension costs.

23. OTHER COMPREHENSIVE LOSS

Other comprehensive loss consisted of the following (dollars in millions):

		Pension and
		other	Other
	Foreign	postretirement	comprehensive		Amounts	Amounts
	currency	benefits	income of		attributable to	attributable
	translation	adjustments,	unconsolidated		noncontrolling	to
	adjustment(a)	net of tax(b)	affiliates	Total	interests	Venator
Beginning balance, January 1, 2016	$(144)	$(252)	$(5)	$(401)	$—	$(401)
Adjustment due to discontinued operations	(3)	(8)	—	(11)	—	(11)
Tax benefit	—	2	—	2	—	2
Other comprehensive (loss) income before reclassifications	35	(53)	—	(18)	—	(18)
Tax expense	—	(7)	—	(7)	—	(7)
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	11	—	11	—	11
Tax benefit	—	1	—	1	—	1
Net current-period other comprehensive (loss) income	32	(54)	—	(22)	—	(22)
Ending balance, December 31, 2016	$(112)	$(306)	$(5)	$(423)	$—	$(423)

		Pension and
		other	Other
	Foreign	postretirement	comprehensive		Amounts
	currency	benefits	income of		attributable to	Amounts
	translation	adjustments,	unconsolidated		noncontrolling	attributable to
	adjustment(d)	net of tax(e)	affiliates	Total	interests	Venator
Beginning balance, January 1, 2015	$(73)	$(242)	$(4)	$(319)	$—	$(319)
Adjustment due to discontinued operations	(2)	4	—	2	—	2
Tax expense	—	(1)	—	(1)	—	(1)
Other comprehensive (loss) income before reclassifications	(69)	(20)	(1)	(90)	—	(90)
Tax expense	—	(3)	—	(3)	—	(3)
Amounts reclassified from accumulated other comprehensive loss, gross(c)	—	10	—	10	—	10
Tax expense	—	—	—	—	—	—
Net current-period other comprehensive loss	(71)	(10)	(1)	(82)	—	(82)
Ending balance, December 31, 2015	$(144)	$(252)	$(5)	$(401)	$—	$(401)
(a)	Amounts are net of tax of nil each as of December 31, 2016 and January 1, 2016.
(b)	Amounts are net of tax of $56 and $60 as of December 31, 2016 and January 1, 2016, respectively.
(c)	See table below for details about the amounts reclassified from accumulated other comprehensive loss.
(d)	Amounts are net of tax of nil each as of December 31, 2015 and January 1, 2015.
(e)	Amounts are net of tax of $60 and $64 as of December 31, 2015 and January 1, 2015, respectively.

	Year ended
	December 31,
			Affected line item in the statement
	2016	2015	where net income is presented
Details about Accumulated Other Comprehensive Loss Components:
Amortization of pension and other postretirement benefits:
Actuarial loss	$10	$9	(a)
Prior service cost	1	1	(a)
	11	10	Total before tax
	1	—	Income tax (expense)
Total reclassifications for the period	$12	$10	Net of tax
(a)	These accumulated other comprehensive loss components are included in the computation of net periodic pension costs. See note “19. Employee Benefit Plans.”